UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2007


Check here if Amendment (    ); Amendment Number: ______________

This Amendment  (Check only one.) :     (    )  is a restatement.
                                        (    )  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: TIFF Advisory Services, Inc. (formerly known as Foundation Advisers, Inc.)

Address:  Four Tower Bridge, 200 Barr Harbor Drive, Suite 100

          West Conshohocken, PA 19428

Form 13F File Number: 028-11995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tina Leiter

Title:     Chief Compliance Officer, TIFF Advisory Services, Inc.

Phone:     610-684-8200


Signature, Place, and Date of Signing:

/s/Tina Leiter                 Charlottesville, VA     5/7/2007
(Signature)                    (City, State)           (Date)

Report Type  (Check only one.):

(    )  13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

(    )  13F NOTICE. (Check here if no holdings reported are in this report, and
        all holdings are reported in this     report and a portion are reported
        by other reporting manager(s).)

( X ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name

28-05508                   Aronson+Johnson+Ortiz LP

28-04441                   Westport Asset Management, Inc.

28-04097                   Shapiro Capital Management LLC

28-11450                   Mondrian Investment Partners Limited

28-6422                    Marathon Asset Management, LLP

28-04557                   Wellington Management Company, LLP

28-10835                   KG Redding & Associates, LLC


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     5

Form 13F Information Table Value Total (in thousands):     $40,148


List of Other Included Managers:     None

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Item 1:          Item 2:           Item 3:     Item 4:       Item 5:       Item 6:              Item 7:                Item 8:
                                                                           Investment
                                                                           Discretion                              Voting Auth.
Name Of Issuer   Title             CUSIP       Fair Market   Shares or    (a)  (b)    (c)       Managers     (a)     (b)    (c)
                 of Class                         Value      Principal    Sole Shared Shared                  Sole   Shared  None
                                                  (000)        Amt.                   Other

iShares Inc.     MSCI S. Korea     464286772      4,045       80,000       X                                  80,000
iShares Trust    MSCI Emerging
                 Market            464287234      7,536       64,800       X                                  64,800
iShares Trust    MSCI EAFE Index   464287465      26,074      341,500      X                                 341,500
iShares Trust    DJ US Real Estate 464287739      2,455       28,800       X                                  28,800
Pacific Rim
Mining Corp.     Common Stock      694915208      38          35,000       X                                  35,000
